Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

13. Derivative Liabilities

(a) Series A Preferred Stock Conversion Feature

The derivative scope exception under ASC 815 is not met because a settlement contingency is not indexed to the Company’s stock. Therefore, the redemption feature (derivative liability) has been bifurcated from the Series A Preferred Stock and recorded as a derivative liability. The derivative value of the Series A Preferred Stock Redemption Feature (the “Redemption Feature”) is the difference between the fair value of the Series A Preferred Stock with the Redemption Feature and the Series A Preferred Stock without the Redemption Feature. The Series A Preferred Stock Redemption Feature has been valued with a Monte Carlo Simulation model, using the inputs as described in Note 12(c) ii.

(b) Investor Warrants

The Company did not issue any investor warrants during the three-month period ended March 31, 2022, and no investor warrants were outstanding.

At March 31, 2021 the Company had a total of 1,086,759 investor warrants outstanding and exercisable at a weighted average exercise price of $36.0 per share. No investor warrants were granted, exercised, or expired during the three-month period ended March 31, 2021.

(b) Valuation of Derivative Liabilities

The derivative liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	3i Fund Series A Redemption Feature	Settlement Warrants	TO2 Warrants
	March 31, 2022 $	March 31, 2021 $	March 31, 2021 $
Balance beginning	7,181	102	47
Issued during the period	—	—	—
Change in fair value	(3,558)	(7)	(38)
Translation effect	—	—	—
Amount transferred to Equity	(452)	—	—
Balance – end of period	3,171	95	9
Fair value per warrant / Series A Preferred share issuable at period end	177.88	0.02	0.0

17. Derivative Liabilities

(a) Series A Preferred Stock Conversion Feature

The derivative scope exception under ASC 815 is not met because a settlement contingency is not indexed to the Company’s stock. Therefore, the redemption feature (derivative liability) has been bifurcated from the Series A Preferred Stock and recorded as a derivative liability. The derivative value of the Series A Preferred Stock Redemption Feature (the “Redemption Feature”) is the difference between the fair value of the Series A Preferred Stock with the Redemption Feature and the Series A Preferred Stock without the Redemption Feature. The Series A Preferred Stock Redemption Feature has been valued with a Monte Carlo Simulation model, using the following inputs:

	December 21, 2021	December 31, 2021
Base case conversion price	$9.91	$9.91
Stock price on valuation date	$10.50	$10.37
Risk-free rate	0.91%	0.96%
Time to exercise (years)	3.00	2.97
Equity volatility	72.5%	70%
Probability of volume failure	94%	92%
Rounded 10 day average daily volume (in 1,000’s)	$735	$908

On December 21, 2021, 200 Series A Convertible Preferred shares were converted to 20,190 shares of the Company’s common stock and $7 and $74 respectively were reclassified from Series A Convertible Preferred Stock and derivative liabilities to equity. As of December 31, 2021, the Company recognized a $154 fair value adjustment to Series A Preferred Stock derivative liability. Accordingly, as at December 31, 2021, the Series A Preferred Stock Redemption Feature is valued at $7,181.

(b) Investor Warrants

The exercise price of our investor warrants which were issued by Allarity Therapeutics A/S, described below is denominated in SEK; however, the functional currency of Allarity A/S is DKK. Consequently, the value of the proceeds on exercise is not fixed and will vary based on foreign exchange rate movements. The investor warrants when issued other than as compensation for goods and services are therefore a derivative for accounting purposes and are required to be recognized as a derivative liability and measured at fair value at each reporting period. Any changes in fair value from period to period are recorded as non-cash gain or loss in the Consolidated Statements of Operations and Comprehensive Loss. Upon exercise, the holders pay the Company the respective exercise price for each investor warrant exercised in exchange for one common share of the Company and the fair value at the date of exercise and the associated non-cash liability will be reclassified to share capital. The non-cash liability associated with any investor warrants that expires unexercised is recorded as a gain in the consolidated statements of comprehensive loss. There are no circumstances in which the Company would be required to pay any cash upon exercise or expiry of the investor warrants.

In connection with subscriptions of units in the rights issues carried out:

i.	April/May 2019, 403,324 investor warrants (“TO1 warrants”) were granted to investors in connection with subscription of Offer Units in the rights issued carried out April/May 2019. All Warrants were vested as of the grant date. A warrant gives the right, during a fixed period to subscribe for one common share in the Company for $45 per share. All TO1 warrants expired unexercised in the period ended December 31, 2020;

ii.	October — December 2019, 1,006,822 investor warrants (“TO2 warrants”) were granted to investors. All Warrants were vested as of the grant date. A warrant gives the right, during a fixed period to subscribe for one common share in the Company for $34.50 per common share. The final exercise period for the warrants of series TO2 took place from September 1 up to and including September 15, 2021. Any TO2 warrants unexercised after September 13, 2021, expired without compensation or payment of any kind to the warrant holders. During the year ended December 31, 2021, a total of 176 warrants of series TO2 were exercised for total proceeds of $6; and

iii.	in June 2021, 2,417,824 investor warrants (“TO3 warrants”) were granted to investors and 482,250 TO3 warrants have been granted to underwriters. All TO3 warrants were vested as of the grant date and were exercisable for $10 per common shares. In accordance with the terms of the Company’s outstanding TO3 Warrants, on August 26, 2021, the Company’s Board of Directors set an extraordinary and final exercise period for the Company’s TO3 Warrants, starting on August 30, 2021, and ending on September 13, 2021. Any TO3 warrants unexercised after September 13, 2021, expired without compensation or payment of any kind to the warrant holders. During the year ended December 31, 2021, 274,386 warrants of series TO3 were exercised for total proceeds of $2,679 and the balance expired unexercised on September 13, 2021.

The table below summarizes the number of investor warrants that were outstanding, their weighted average exercise price as of December 31, as well as the movements during the year.

	2021		2020
	Number	Weighted Average Exercise Price $	Number	Weighted Average Exercise Price $
Outstanding at January 1	1,086,759	$36.0	1,410,146	35.0
Granted	2,900,074	$10.0	79,937	$18.0
Exercised	(274,562)	10.0	—	—
Expired	(3,712,271)	$17.0	(403,324)	41.0
Outstanding at December 31	—	$—	1,086,759	$36.0
Exercisable at December 31	—	$—	1,086,759	$36.0

(c) Financing Facility

Effective November 29, 2018, the Company established a convertible debt facility (the “Facility”) for funding of up to SEK 200 million to be funded in up to 20 tranches of SEK 10 million each over a 24-month term and bearing interest at 2% per annum. Five of the tranches receivable under the Facility were at the discretion of the investor and the Facility was convertible into shares and warrants at 50% of the nominal amount of the notes. The Company evaluated the terms of the Financing Facility in accordance with ASC 815-40-15 and ASC 815-40-25 and determined that the instrument is a derivative. Accordingly, the accounting treatment is the same as that described for Investor Warrants in Note 17(b) above.

On June 3, 2019, the Company settled one of the five tranches with a cash payment of $673 and in February 2020 the balance of the committed tranches was settled by receipt of $1,000 from the investor in cash, in exchange for a subscription of 186,600 common shares in the Company (Settlement Shares) valued at $2,500 and the issuance of 79,937 investor warrants (Settlement Warrants) valued at $625 as of the February 23, 2020, grant date. All Settlement Warrants immediately vested on the grant date, were exercisable at $20 per common share and expired unexercised as of December 12, 2021.

(d) Valuation of Derivative Liabilities

The derivative liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

			T01 Warrants	T02 Warrants		T03 Warrants	3i Fund Series A Redemption Feature
	Settlement Warrants for the termination of the Financing Facility		Warrants issued May 2019	Warrants issued December 2019		Warrants issued June 2021	Issued December 20, 2021
	December 31, 2021 $	December 31, 2020 $	December 31, 2020 $	December 31, 2021 $	December 31, 2020 $	December 31, 2021 $	December 31, 2021 $
Balance beginning	102	2,138	14	47	1,641	—	—
Issued during the period	—	—	—	—	—	2,000	7,409
Change in fair value	(94)	(524)	(14)	(45)	(1,594)	(1,794)	(154)
Amount transferred to Equity	—	(1,412)	—	—	—	(206)	(74)
Translation effect	(8)	(100)	—	(2)	—	—	—
Balance – end of period	—	102	—	—	47	—	7,181
Fair value per warrant / Series A Preferred share issuable at period end	—	0.026	—	—	0.001	—	$363.0

The fair value of the Company’s TO3 warrant liabilities, which all expired as of September 13, 2021, were estimated based upon Monte Carlo simulations under different market conditions, as scheduled below, resulting in a probability weighted value of the TO3 warrants of $2,000 at June 24, 2021 at the grant date. And warrants exercised on September 13, 2021, were re-valued at $206 using a Black-Scholes model with the assumptions noted below.

	June 24, 2021	September 13, 2021
Exercise price	$10.05	$9.86
Stock price	$5.50	$10.61
Risk-free interest	(0.55)%	(0.50)%
Expected dividend yield	(0)%	(0)%
Contractual life (years)	1.81	0.04
Expected volatility	106.5%	104%

The fair value of the Company’s Settlement Warrant derivative liabilities, which all expired as of December 31, 2021, were estimated initially and on a quarterly basis using the Black-Scholes option pricing model and based on the following assumptions:

	Settlement Warrants for the termination of the Financing Facility		TO2 Warrants
	December 31, 2020	Grant date February 23, 2020	December 31, 2020
Exercise price	$20.0 – (SEK 165.0)	$17.0 – (SEK 375.0)	36.5 – (SEK 300.0)
Share price	$5.0 – (SEK 40.0)	$13.5 – (SEK130.5)	5.0 – (SEK 40.0)
Risk-free interest	(0.41)%	(0.38)%	(0.57)%
Expected dividend yield	(0)%	(0)%	(0)%
Contractual life (years)	2.17	3.00	0.71
Expected volatility	106.50%	104.10%	106.50%